Financial instruments fair value risk - Narrative (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Financial Instruments [Line Items]
Gain (loss) impact in income statement due to Level 3 instruments	€ (58)	€ (68)
Unlisted Investment In Unilever Venture Companies	658	584
Long-term cash receivables insurance contracts	172	161
Option over a non-controlling interest	€ 27	€ 31